Taxation (Details) - Schedule of a reconciliation between the group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of a reconciliation between the group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate [Line Items]
(Loss)/income before income tax	$ (5,344,659)	$ 3,917,357	$ (7,291,896)
(Loss)/Income tax expense at statutory tax rate	(1,336,164)
Additional deduction for R&D expenses	(1,087,622)
Investment loss	35,795
Non-deductible expenses	278,277
Tax effect of tax rate in a different jurisdiction	51,119
Effect of preferential tax rates	5,259
Deferred tax effect of tax rate change	538,660
Change in valuation allowance	1,697,503
Write-off of NOL	477,828
Income tax (benefit) expense	660,655	552,355	(235,854)
Restated [Member]
Taxation (Details) - Schedule of a reconciliation between the group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate [Line Items]
(Loss)/income before income tax		3,917,357	(7,291,896)
(Loss)/Income tax expense at statutory tax rate		979,339	(1,822,974)
Additional deduction for R&D expenses		(1,005,733)	(343,193)
Investment loss		39,158	51,874
Non-deductible expenses		41,679	33,392
Tax effect of tax rate in a different jurisdiction		134,570	13,058
Effect of preferential tax rates	$ 538,660	(356,448)	157,236
Deferred tax effect of tax rate change
Change in valuation allowance		719,790	459,885
Write-off of NOL			1,214,868
Income tax (benefit) expense		$ 552,355	$ (235,854)